Consolidated Schedule of Investments (unaudited)	iShares® Commodity Curve Carry Strategy ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Commercial Paper — 68.2%
Albion Captial Corp., 0.24%, 02/22/21(a)	$250,000	$249,976
American Electric Power Co. Inc., 0.27%, 02/12/21(a)	500,000	499,968
American Honda Finance Corp., 0.24%, 02/22/21(a)	500,000	499,917
Barton Captial SA, 0.20%, 02/08/21(a)	500,000	499,981
BASF SE, 0.24%, 03/30/21(a)	1,000,000	999,733
Bell Canada, 0.22%, 03/22/21(a)	800,000	799,798
BNZ International Funding Ltd., 0.15%, 04/27/21(a)	1,200,000	1,199,651
Church & Dwight Co. Inc., 0.22%, 02/16/21(a)	1,100,000	1,099,901
Collateralized Commercial Paper FLEX Co. LLC, 0.22%, 02/17/21(a)	1,125,000	1,124,908
Duke Energy Corp., 0.24%, 02/08/21(a)	1,150,000	1,149,960
Heleba Landesbank Hessen-Thüringen , 0.18%, 04/06/21(a)	1,225,000	1,224,653
Ionic Capital II Trust, 0.18%, 02/05/21(a)	300,000	299,990
LMA Americas LLC, 0.24%, 02/18/21(a)	850,000	849,957
Manhattan Asset Funding Co. LLC, 0.20%, 02/26/21(a)	1,100,000	1,099,863
National Grid PLC, 0.21%, 02/16/21(a)	1,200,000	1,199,892
Nationwide Building Society, 0.17%, 03/04/21(a)	600,000	599,920
Natixis NY, 0.19%, 03/09/21(a)	1,250,000	1,249,861
Oversea-Chinese Banking Corp. Ltd., 0.21%, 02/19/21(a)	1,000,000	999,937
Ridgefield Funding Co. LLC, 0.25%, 03/03/21(a)	1,200,000	1,199,822
Sheffield Receivables Corp., 0.24%, 03/31/21(a)	1,100,000	1,099,681
Skandinaviska Enskilda Banken AB, 0.20%, 02/18/21(a)	1,200,000	1,199,933
Societe Generale SA, 0.25%, 03/02/21(a)	500,000	499,942
Standard Chartered Bank, 0.23%, 02/18/21(a)	400,000	399,972
Suncor Energy Inc.
0.31%, 04/08/2021(a)	400,000	399,807
0.32%, 02/16/2021(a)	800,000	799,928
Security	Par	Value

Commercial Paper (continued)
Victory Receivables Corp., 0.22%, 03/02/21(a)	$900,000	$899,871
		22,146,822
U.S. Treasury Obligations — 11.7%
U.S. Cash Management Bill, 0.09%, 03/09/21(a)	2,250,000	2,249,882
U.S. Treasury Bills
0.08%, 02/09/21(a)	900,000	899,991
0.08%, 02/16/21(a)	650,000	649,988
		3,799,861
Total Short-Term Investments — 79.9%
(Costs: $25,945,394)		25,946,683

Short-Term Investments

Money Market Funds — 20.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	6,520,000	6,520,000
Total Short -Term Investments — 20.1%
(Cost: $6,520,000)		6,520,000
Total Investments in Securities — 100.0%
(Cost: $32,465,394)		32,466,683
Other Assets, Less Liabilities — (0.0)%		(12,421)
Net Assets — 100.0%		$32,454,262

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$6,520,000	(a)	$—	$—	$—	$6,520,000	6,520,000	$72	$—

(a)	Represents net amount purchased (sold).

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate(a)	Frequency	Reference(b)	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation Depreciation
0.09%	At Termination	ICE BofA Commodity Enhanced Carry Total Return	At Termination	Citibank N.A.	N/A	09/01/21	10,058	$752,239	$(10,830)	$763,069
0.09%	At Termination	ICE BofA Commodity Enhanced Carry Total Return	At Termination	Merrill Lynch International	N/A	09/01/21	20,117	1,498,531	(27,606)	1,526,137
								$2,250,770	$(38,436)	$2,289,206

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.

(b)	Please refer to the Reference Entity.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Commodity Curve Carry Strategy ETF
January 31, 2021

Reference Entity

The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of January 31, 2021.

Futures contracts	Maturity date	Weight %
Brent Crude Oil	10/29/2021	23.1%
Gold	06/28/2021	17.2
Copper	12/14/2021	12.5
Chicago Wheat	03/31/2022	10.8
Corn	12/14/2021	10.5
Soybeans	11/12/2021	6.9
Sugar	02/28/2022	5.6
WTI Crude Oil	11/19/2021	5.2
Live Cattle	06/30/2021	5.2
Nickel	12/14/2021	2.9

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$22,146,822	$—	$22,146,822
U.S. Treasury Obligations	—	3,799,861	—	3,799,861
Money Market Funds	6,520,000	—	—	6,520,000
	$6,520,000	$25,946,683	$—	$32,466,683
Derivative financial instruments(a)
Assets
Swaps	$—	$2,289,206	$—	$2,289,206

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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